Commitments and Contingencies (10K) (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 10, 2016	Jan. 08, 2016	Oct. 28, 2015	Aug. 11, 2015	Oct. 31, 2013	Sep. 30, 2013	Sep. 05, 2013	Apr. 30, 2013	Apr. 29, 2013
Equity securities issued amount		$ 3,852,771	$ 2,491,008
Warrant to purchase shares of common stock					1,800,364
License Agreement [Member]
Payment of UCLA annual maintenance fee	$ 10,000	$ 10,000
Percentage of commercial sale of the licensed product equal to net sales	3.00%	3.00%
License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales	0.333%	0.333%
License Agreement [Member] | UCLA [Member] | After December 22, 2016 [Member]
License commitment fee	$ 500,000	$ 500,000
Percentage of amount raised in private placement	2.00%	2.00%
Minimum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales	10.00%	10.00%
Maximum [Member] | License Agreement [Member] | UCLA [Member]
Percentage of commercial sale of the licensed product equal to net sales	20.00%	20.00%
Closing II [Member]
Payment to acquisition of business		$ 590,000
Closing III [Member]
Private financing debt equity		$ 10,000,000
Percentage of over allotment option		15.00%
Warrant to purchase shares of common stock		500,000
Warrants term		5 years
Closing IV [Member]
Percentage of over allotment option		15.00%
Closing IV [Member] | Minimum [Member]
Public equity transaction in an amount		$ 8,000,000
Closing IV [Member] | Maximum [Member]
Public equity transaction in an amount		$ 10,000,000
Closing V [Member]
Percentage of over allotment option		15.00%
Initial public offering amount		$ 40,000,000
First Subject In Feasibility Study [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	$ 100,000	100,000
First Subject In Pivotal Study [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	250,000	250,000
Pre-Market Approval Of Licensed Product Or Licensed Method [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	500,000	500,000
First Commercial Sale Of Licensed Product Or Licensed Method [Member] | License Agreement [Member] | UCLA [Member]
License commitment fee	1,000,000	$ 1,000,000
AFH [Member]
Warrant to purchase shares of common stock				1,260,255		158,229	867,163
Bridge Financing [Member]
Principal amount									$ 250,000		$ 300,000
Note accrued interest rate		12.00%
Percentage of warrants issued to purchase common stock		50.00%
Original principal amount price per share		$ 1.00
Equity securities issued amount		$ 2,500,000
Bridge Financing [Member] | AFH [Member]
Principal amount									$ 50,000
Bridge Financing [Member] | MTF [Member]
Principal amount												$ 100,000
Bridge Financing [Member] | Orthofix, Corp. [Member]
Principal amount								$ 150,000		$ 100,000
First Commerical Sale [Member] | License Agreement [Member]
Annual minimum royalty for life of the patent rights	50,000	50,000
After First Commerical Sale [Member] | License Agreement [Member]
Annual minimum royalty for life of the patent rights	$ 250,000	$ 250,000